Principal accounting policies	12 Months Ended
Dec. 31, 2018
Principal accounting policies [abstract]
Principal accounting policies
2	Principal accounting policies

The principal accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a)	Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”) and the disclosure requirements of the Hong Kong Companies Ordinance. These financial statements also comply with the applicable disclosure provisions of the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited. These financial statements have been prepared under the historical cost convention, as modified by the revaluation of equity instrument investments designated at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial assets and liabilities.

Non-current assets and disposal group held for sale are stated at the lower of carrying amount and fair value less costs to sell.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company and its subsidiaries’ accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.

As at 31 December 2018, the Company and its subsidiaries have net current liabilities of approximately RMB 76.4 billion, and a portion of the Company and its subsidiaries’ funding requirements for capital expenditures were satisfied by short-term financing. Taking into consideration of the expected operating cash flows of the Company and its subsidiaries and the undrawn available banking facilities of approximately RMB 268.8 billion as at 31 December 2018, the Company and its subsidiaries are expected to refinance certain of its short-term loans and bonds and also to consider alternative sources of financing, where applicable and when needed.

Therefore, the directors of the Company are of the opinion that the Company and its subsidiaries will be able to meet its liabilities as and when they fall due within the next twelve months and accordingly, these consolidated financial statements are prepared on a going concern basis.

The IASB has issued certain new and revised IFRSs that are first effective or available for early adoption for the current accounting period of the Company and its subsidiaries. Note 2(b) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Company and its subsidiaries for the current and prior accounting periods reflected in these financial statements.

(b)	Changes in accounting policies

The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Company and its subsidiaries. Of these, the following developments are relevant to the Company and its subsidiaries’ financial statements:

(i)	IFRS 9, Financial instruments
(ii)	IFRS 15, Revenue from contracts with customers
(iii)	IFRIC 22, Foreign currency transactions and advance consideration

The Company and its subsidiaries have not applied any new standard or interpretation that is not yet effective for current accounting period.

(i)	IFRS 9, Financial instruments

IFRS 9 replaces IAS 39, Financial instruments: recognition and measurement. It sets out the requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items.

The Company and its subsidiaries have applied IFRS 9 retrospectively to items that existed at 1 January 2018 in accordance with the transition requirements. The Company and its subsidiaries have recognised the cumulative effect of initial application as an adjustment to the opening equity at 1 January 2018. Therefore, comparative information continues to be reported under IAS 39.

The following table summarises the impact of transition to IFRS 9 on reserves at 1 January 2018.

Other reserve in other comprehensive income
Transferred to fair value reserve (non-recycling) relating to equity instrument investments now measured at fair value through other comprehensive income	(574,657)

Fair value reserve (non-recycling)
Transferred from other reserve in other comprehensive income relating to equity instrument investments now measured at fair value through other comprehensive income and increase in fair value reserve (non-recycling) at 1 January 2018	944,603

Further details of the nature and effect of the changes to previous accounting policies and the transition approach are set out below:

A	Classification of financial assets and financial liabilities

IFRS 9 categorises financial assets into three principal classification categories: measured at amortised cost, at fair value through other comprehensive income (FVOCI) and at fair value through profit or loss (FVTPL). These supersede IAS 39’s categories of held-to-maturity investments, loans and receivables, available-for-sale financial assets and financial assets measured at FVTPL. The classification of financial assets under IFRS 9 is based on the business model under which the financial asset is managed and its contractual cash flow characteristics.

Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are not separated from the host. Instead, the hybrid instrument as a whole is assessed for classification.

The following table shows the original measurement categories for available-for-sale financial assets of the Company and its subsidiaries under IAS 39 and reconciles the carrying amounts of those financial assets determined in accordance with IAS 39 to those determined in accordance with IFRS 9.

	IAS 39 Carrying amount at 31 December 2017	Reclassification	Remeasurement	IFRS 9 Carrying amount at 1 January 2018

Financial assets measured at FVOCI (non-recyclable)
Other equity instrument investments(i)	-	1,604,993	476,595	2,081,588

Financial assets classified as available-for-sale under IAS 39(i)	1,604,993	(1,604,993)	-	-

Note (i): Under IAS 39, equity securities not held for trading were classified as available-for-sale financial assets. These equity securities are classified as at FVTPL under IFRS 9, unless they are eligible for and designated at FVOCI by the Company and its subsidiaries. At 1 January 2018, the Company and its subsidiaries designated its equity securities at FVOCI, as the investments are held for strategic purposes (see Note 10).

With respect to the financial assets classified as “loans and receivables” (which were measured at amortised cost) and “financial assets measured at FVTPL” under IAS 39, the Company and its subsidiaries have assessed the business model under which the financial assets are managed and its contractual cash flow characteristics, and these financial assets continue with their respective classification and measurements upon the adoption of IFRS 9, and the carrying amounts of these financial assets as at 1 January 2018 have not been impacted by the initial application of IFRS 9.

For an explanation of how the Company and its subsidiaries classify and measure financial assets and recognise related gains and losses under IFRS 9, see respective accounting policy notes in Note 2(m)A.

The measurement categories for all financial liabilities of the Company and its subsidiaries remain the same. The carrying amounts for all financial liabilities of the Company and its subsidiaries as at 1 January 2018 have not been significantly impacted by the initial application of IFRS 9.

The Company and its subsidiaries did not designate or de-designate any financial asset or financial liability at FVTPL as at 1 January 2018.

B	Credit losses

IFRS 9 replaces the “incurred loss” model in IAS 39 with the “expected credit loss” (“ECL”) model. The ECL model requires an ongoing measurement of credit risk associated with a financial asset and therefore recognises ECLs earlier than under the “incurred loss” accounting model in IAS 39.

The Company and its subsidiaries applies the new ECL model to the following items:

- financial assets measured at amortised cost;
- contract assets as defined in IFRS 15 (Note 2(z));
- debt investments measured at FVOCI (recycling);
- lease receivables; and
- financial guarantee contracts issued (Note 2(m)A).

The Company and its subsidiaries assessed the ECLs of financial assets measured at amortised cost and lease receivables as at 1 January 2018. There was not significant change to the loss allowance for these financial assets of the Company and its subsidiaries as at 1 January 2018.

For further details on the Company and its subsidiaries’ accounting policy for accounting for credit losses, see Note 2(m)A(vi).

C	Hedge accounting

The Company and its subsidiaries have elected to adopt the new general hedge accounting model in IFRS 9.  Depending on the complexity of the hedge, this new accounting model allows a more qualitative approach to assessing hedge effectiveness compared to IAS 39 to be applied, and the assessment is always forward-looking. The adoption of IFRS 9 has not had a significant impact on the Company and its subsidiaries’ financial statements in this regard.

For an explanation of how the Company and its subsidiaries apply hedge accounting, see Note 2(m)A(vii).

D	Transition

Changes in accounting policies resulting from the adoption of IFRS 9 have been applied retrospectively, except as described below:

-
Information relating to comparative periods has not been restated.  Differences in the carrying amounts of financial assets resulting from the adoption of IFRS 9 are recognised in reserves as at 1 January 2018. Accordingly, the information presented for 2017 continues to be reported under IAS 39 and thus may not be comparable with the current period.

-	The following assessments have been made on the basis of the facts and circumstances that existed as at 1 January 2018:
-	the determination of the business model within which a financial asset is held; and
-	the designation of investments in equity instruments not held for trading to be classified as at FVOCI (non-recycling).

-
If, at the date of initial application, the assessment of whether there has been a significant increase in credit risk since initial recognition would have involved undue cost or effort, a lifetime ECL has been recognised for that financial instrument.

-
All hedging relationships designated under IAS 39 as at 31 December 2017 met the criteria for hedge accounting under IFRS 9 as at 1 January 2018 and are therefore regarded as continuing hedging relationships. Changes to hedge accounting policies have been applied prospectively.

(ii)	IFRS 15, Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for recognising revenue and some costs from contracts with customers. IFRS 15 replaces IAS 18, Revenue, which covered revenue arising from sale of goods and rendering of services, and IAS 11, Construction contracts, which specified the accounting for construction contracts.

IFRS 15 also introduces additional qualitative and quantitative disclosure requirements which aim to enable users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company and its subsidiaries have elected to use the cumulative effect transition method and have recognised the cumulative effect of initial application as an adjustment to the opening balance of equity as at 1 January 2018. Therefore, comparative information has not been restated and continues to be reported under IAS 18 and IAS 11. As allowed by IFRS 15, the Company and its subsidiaries have applied the new requirements only to contracts that were not completed before 1 January 2018, referred to as open contracts.

Since more than 95% of the Company and its subsidiaries' revenue comprised of contracts with customers from rate-regulated sales of electricity and heat, where revenue continue to be recognised upon transmission to the customers. The adoption of IFRS 15 did not have a material impact on the consolidated financial statements.

Further details of the nature and effect of the changes on previous accounting policies are set out below:

A	Timing of revenue recognition

Previously, revenue from sale of goods was generally recognised at a point in time when the risks and rewards of ownership of the goods had passed to the customers, whereas revenue arising from construction contracts and provision of services was recognised over time.

Under IFRS 15, revenue is recognised when the customer obtains control of the promised good or service in the contract. This may be at a single point in time or over time. IFRS 15 identifies the following three situations in which control of the promised good or service is regarded as being transferred over time:

-	When the customer simultaneously receives and consumes the benefits provided by the entity’s performance, as the entity performs;

-	When the entity’s performance creates or enhances an asset (for example work in progress) that the customer controls as the asset is created or enhanced;

-	When the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.

If the contract terms and the entity’s activities do not fall into any of these 3 situations, then under IFRS 15 the entity recognises revenue for the sale of that good or service at a single point in time, being when control has passed. Transfer of risks and rewards of ownership is only one of the indicators that is considered in determining when the transfer of control occurs.

Since more than 95% of the Company and its subsidiaries' revenue comprised of contracts with customers from rate-regulated sales of electricity and heat, where revenue continue to be recognised upon transmission to the customers. The adoption of IFRS 15 did not have a significant impact on timing of revenue recognition.

B	Presentation of contract assets and liabilities

Under IFRS 15, accounts receivable is recognised only if the Company and its subsidiaries have an unconditional right to consideration. If the Company and its subsidiaries recognise the related revenue (see Note 2(z)) before being unconditionally entitled to the consideration, then the entitlement to consideration is classified as a contract asset. Similarly, a contract liability, rather than a payable, is recognised when a customer pays non-refundable consideration, or is contractually required to pay non-refundable consideration and the amount is already due, before the Company and its subsidiaries recognise the related revenue. For a single contract with the customer, either a net contract asset or a net contract liability is presented. For multiple contracts, contract assets and contract liabilities of unrelated contracts are not presented on a net basis.

Previously, contract balances relating to “amounts received in advance” and “other deferred income” were presented in the statement of financial position under “accounts payable and other liabilities” and “other non-current liabilities”, respectively.

To reflect these changes in presentation, the Company and its subsidiaries have made the following adjustments as at 1 January 2018, as a result of the adoption of IFRS 15:

“Accounts payable and other liabilities - amounts received in advance” amounting to RMB1,505 million as at 1 January 2018 is now presented as “contract liabilities”.

 “Other non-current liabilities - other deferred income” amounting to RMB1,750 million as at 1 January 2018 is now presented as “Other non-current liabilities – contract liabilities”.

C	Disclosure of the estimated impact on the amounts reported in respect of the year ended 31 December 2018 as a result of the adoption of IFRS 15 on 1 January 2018

The following tables summarise the estimated impact of adoption of IFRS 15 on the Company and its subsidiaries’ consolidated financial statements for the year ended 31 December 2018, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognised under IAS 18 and IAS 11 if those superseded standards had continued to apply to 2018 instead of IFRS 15. These tables show only those line items impacted by the adoption of IFRS 15

	Amounts reported in accordance with IFRS 15 (A)	Hypothetical amounts under IASs 18 and 11 (B)	Difference Estimated impact of adoption of IFRS 15 on 2018 (A)-(B)
Line items in the consolidated statement of financial position as at 31 December 2018 impacted by the adoption of IFRS 15

Accounts receivable	29,278,938	29,289,996	(11,058)
Contract assets	11,058	-	11,058
Total current assets	61,799,069	61,799,069	-
Total assets	419,903,311	419,903,311	-
Accounts payable and other liabilities	35,138,680	37,115,327	(1,976,647)
Contract liabilities	1,976,647	-	1,976,647
Total current liabilities	138,206,214	138,206,214	-
Total liabilities	303,781,641	303,781,641	-

(iii)	IFRIC 22, Foreign currency transactions and advance consideration

This interpretation provides guidance on determining “the date of the transaction” for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) arising from a transaction in which an entity receives or pays advance consideration in a foreign currency.

The Interpretation clarifies that “the date of the transaction” is the date on initial recognition of the non-monetary asset or liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance of recognising the related item, the date of the transaction for each payment or receipt should be determined in this way. The adoption of IFRIC 22 does not have any material impact on the financial position and the financial result of the Company and its subsidiaries.

(c)	Consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries.

Subsidiaries are investees over which the Company and its subsidiaries have the power to exercise control. The Company and its subsidiaries control an entity when it is exposed, or have rights to variable returns from their involvement with the entity and have the ability to affect those returns through their power over the entity. In assessing whether the Company and its subsidiaries have power, only substantive rights (held by the Company and its subsidiaries and other parties) are considered.

Subsidiaries are consolidated from the date when control is transferred to the Company and its subsidiaries. They are de-consolidated from the date when control ceases. Intra-group balances, transactions and cash flows, and any unrealised income and expenses arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealised gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company and its subsidiaries’ interest in the investee. Unrealised losses are eliminated in the same way as unrealised gains, but only to the extent that there is no evidence of impairment. The portion of the shareholders’ equity of the subsidiaries, which is not attributable directly or indirectly to the parent company, is separately presented as non-controlling interests in the shareholders’ equity in the consolidated financial statements.

When there is any inconsistency on the accounting policies or financial period adopted between subsidiaries and the Company, the financial statements of subsidiaries are adjusted according to the accounting policies or financial period adopted by the Company.

(i)	Business combinations

The acquisition method is used to account for the business combinations of the Company and its subsidiaries (including business combinations under common controls). The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company and its subsidiaries. Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognised in profit or loss.  Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Company and its subsidiaries recognise any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the recognised amounts of acquiree’s identifiable net assets. The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (Note 2(k)). If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognised in profit or loss. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognise the resulting gain or loss, if any, in profit or loss or other comprehensive income, as appropriate. In prior reporting periods, the acquirer may have recognised changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognised in other comprehensive income shall be recognised on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.

(ii)	Changes in ownership interests in subsidiaries

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the equity owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company and its subsidiaries lose control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognised in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognised at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(m)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(c)(iii)).

(iii)	Associates and joint ventures

Associates are investees over which the Company and its subsidiaries have significant influence on the financial and operating decisions. A joint venture is an arrangement whereby the Company and its subsidiaries and other parties contractually agree to share control of the arrangement, and have rights to the net assets of the arrangement.

Investments in associates and joint ventures are initially recognised at cost and are subsequently measured using the equity method of accounting, unless it is classified as held for sale (or included in a disposal group that is classified as held for sale). The excess of the initial investment cost over the proportionate share of the fair value of identifiable net assets of investee acquired is included in the initial investment cost (Note 2(k)). Any shortfall of the initial investment cost to the proportionate share of the fair value of identifiable net assets of investee acquired is recognised in current period profit or loss and long-term investment cost is adjusted accordingly.

When applying equity method, the Company and its subsidiaries adjust net profit or loss of the investees, including the fair value adjustments on the net identifiable assets of the associates and joint ventures and the adjustments to align with the accounting policies of the Company and the Company’s financial reporting periods. Current period investment income is then recognised based on the proportionate share of the Company and its subsidiaries in the investees’ net profit or loss. Net losses of investees are recognised to the extent of the carrying value of long-term equity investments and any other constituting long-term equity investments in investees that in substance form part of the investments in the investees. The Company and its subsidiaries continue to recognise investment losses and provision if they bear additional obligations which meet the recognition criteria.

The Company and its subsidiaries adjust the carrying amount of the investment and directly recognise into related other comprehensive income based on their proportionate share on the movements of the investees’ other comprehensive income.

When the investees appropriate profit or declare dividends, the carrying value of long-term equity investments are reduced correspondingly by the proportionate share of the distribution.

The Company and its subsidiaries determine at each reporting date whether there is any objective evidence that the investment in the associate or the joint venture is impaired. If this is the case, the Company and its subsidiaries calculate the amount of impairment as the difference between the recoverable amount of the associate or the joint venture and its carrying value and recognise the amount in the consolidated statement of comprehensive income.

Profits or losses resulting from transactions between the Company and its subsidiaries and the associates and joint ventures are recognised in the Company and its subsidiaries’ financial statements only to the extent of the unrelated third party investor’s interests in the associates and joint ventures. Loss from transactions between the Company and its subsidiaries and the associates and joint ventures is fully recognised and not eliminated when there is evidence for asset impairment.

If an investment in an associate becomes an investment in a joint venture or vice versa, retained interest is not remeasured. Instead, the investment continues to be accounted for under the equity method.

Gains and losses arising from dilution of investments in associates and joint ventures are recognised in the consolidated statement of comprehensive income.

In the Company’s statement of financial position, investments in associates and joint ventures are stated at cost less provision for impairment losses (Note 2(l)) unless classified as held for sale (or included in a disposal group that is classified as held for sale). Investment income from investments in associates and joint ventures is accounted for by the Company based on dividends received and receivable.

In all other cases, when the Company and its subsidiaries cease to have significant influence over an associate or joint control over a joint venture, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognised in profit or loss. Any interest retained in that former investee at the date when significant influence or joint control is lost is recognised at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(m)).

(d)	Separate financial statements of the Company

Investments in subsidiaries are accounted for at cost less impairment unless classified as held for sale (or included in a disposal group that is classified as held for sale). Cost also includes direct attributable costs of investment. Investment income is recognised when the subsidiaries declare dividend.

(e)	Segment reporting

The Company and its subsidiaries determine the operating segment based on the internal organization structure, management requirement and internal reporting system for purposes of presenting reportable segment information.

An operating segment represents a component of the Company and its subsidiaries that meets all the conditions below: (i) the component earns revenue and incurs expenses in its daily operating activities; (ii) chief operating decision maker of the Company and its subsidiaries regularly reviews the operating results of the component in order to make decisions on allocating resources and assessing performance; (iii) the financial position, operating results, cash flows and other related financial information of the component are available. When the two or more operating segments exhibit similar economic characteristics and meet certain conditions, the Company and its subsidiaries combine them as one reportable segment.

(f)	Foreign currency translation

(i)	Functional and presentation currency

Items included in the financial statements of each of the Company and its subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in Renminbi (“RMB”), which is the Company’s functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the spot exchange rate on the transaction dates. As at the end of reporting period, foreign currency monetary items are translated into functional currency at the spot exchange rate as at the end of reporting period. Exchange differences are directly expensed in current period profit or loss unless they arises from foreign currency loans borrowed for purchasing or construction of qualifying assets which is eligible for capitalization or they arise from monetary items that qualify as hedging instruments in cash flow hedges which are recorded in other comprehensive income to the extent that the hedge is effective.

(iii)	Foreign subsidiaries

The operating results and financial position of the foreign subsidiaries are translated into presentation currency as follows:

Asset and liability items in each statement of financial position of foreign operations are translated at the closing rates at the end of reporting period; equity items excluding retained earnings are translated at the spot exchange rates at the date of the transactions. Income and expense items in the statement of comprehensive income of the foreign operations are translated at average exchange rates approximating the rate on transaction dates. All resulting translation differences are recognised in other comprehensive income.

The cash flows denominated in foreign currencies and cash flows of overseas subsidiaries are translated at average exchange rates approximating the rates at the dates when cash flows incurred. The effect of the foreign currency translation on the cash and cash equivalents is presented in the statement of cash flows separately.

On the disposal of a foreign operation (that is, a disposal of the Company and its subsidiaries’ entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, a disposal involving loss of joint control over a joint ventures that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss.

In the case of a partial disposal that does not result in the Company and its subsidiaries losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognised in profit or loss. For all other partial disposals (that is, reductions in the Company and its subsidiaries’ ownership interest in associates or joint venture that includes a foreign operation that do not result in the Company and its subsidiaries losing significant influence or joint control), the proportionate share of the accumulated exchange difference is reclassified to profit or loss.

(g)	Property, plant and equipment

Property, plant and equipment consists of dam, port facilities, buildings, electric utility plant in service, transportation facilities, others and construction-in-progress (“CIP”). Property, plant and equipment acquired or constructed are initially recognised at cost and carried at the net value of cost less accumulated depreciation and accumulated impairment loss, unless classified as held for sale (or included in a disposal group that is classified as held for sale).

Cost of CIP comprises construction expenditures, other expenditures necessary for the purpose of preparing the CIP for its intended use, those borrowing costs incurred before the assets are ready for intended use that are eligible for capitalization. CIP is not depreciated until such time as the relevant asset is completed and ready for its intended use.
Subsequent costs about property, plant and equipment are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Company and its subsidiaries and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. Other subsequent expenditures not qualified for capitalization are charged in the current period profit or loss when they are incurred.

Depreciation of property, plant and equipment is provided based on book value of the asset less estimated residual value over the estimated useful life using straight-line method. For those impaired property, plant and equipment, depreciation is provided based on book value after deducting impairment provision over the estimated useful life of the asset. The estimated useful lives are as follows:

Estimated useful lives

Dam	8 – 50 years
Port facilities	20 – 40 years
Buildings	8 – 30 years
Electric utility plant in service	5 – 30 years
Transportation facilities	8 – 27 years
Others	5 – 14 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. At the end of each year, the Company and its subsidiaries review the estimated useful lives, residual values and the depreciation method of the property, plant and equipment and make adjustment when necessary.

Property, plant and equipment is derecognised when it is disposed of, or is not expected to bring economic benefit through use or disposal. The amount of disposal proceeds arising from sale, transfer, disposal or write-off of the property, plant and equipment less book value and related tax expenses is recorded in ‘operating expenses – others’ in the statement of comprehensive income.

The carrying amount of property, plant and equipment is written down immediately to its recoverable amount when its carrying amount is greater than its recoverable amount (Note 2(l)).

(h)	Investment property

Investment properties are land and/or buildings which are owned or held under a leasehold interest (Note 2(ab)) to earn rental income and/or for capital appreciation. These include land held for a currently undetermined future use and property that is being constructed or developed for future use as investment property.

Investment properties are stated at fair value, unless they are still in the course of construction or development at the end of the reporting period and their fair value cannot be reliably measured at that time. Any gain or loss arising from a change in fair value or from the retirement or disposal of an investment property is recognised in profit or loss. Rental income from investment properties is accounted for as described in Note 2(z)(vi).

(i)	Power generation license

The Company and its subsidiaries acquired the power generation license as part of the business combination with Tuas Power Ltd. (“Tuas Power”). The power generation license is initially recognised at fair value at the acquisition date. The license has an indefinite useful life and is not amortized. The assessment that the license has an indefinite useful life is based on the expected renewal of power generation license without significant restriction and cost, together with the consideration on related future cash flows generated and the expectation of continuous operations. It is tested annually for impairment and carried at cost less accumulated impairment loss. Useful life of the power generation license is reviewed by the Company and its subsidiaries each financial period to determine whether events and circumstances continue to support the indefinite useful life assessment.

(j)	Mining rights

Mining rights are stated at cost less accumulated amortization and impairment losses (Note 2(l)) and are amortized based on the units of production method utilizing only recoverable coal reserves as the depletion base, unless the mining rights are classified as held for sale (or included in a disposal group that is classified as held for sale).

(k)	Goodwill

Goodwill arising from the acquisitions of subsidiaries, associates and joint ventures represents the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the Company and its subsidiaries’ share of the net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree at the date of acquisition.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (Note 2(l)).

On disposal of a cash generating unit during the year, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

(l)	Impairment of non-financial assets

The carrying amounts of property, plant and equipment, mining rights, intangible assets with definite useful lives, land use rights and long-term equity investments not accounted for as financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill, indefinite-lived intangible assets and intangible assets not yet available for use are tested for impairment annually regardless of whether there are indications of impairment or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognised if the carrying amount of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less cost to sell. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

Subject to an operating segment ceiling test, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.

Impairment losses are recognised in profit or loss. Impairment losses recognised in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

An impairment loss in respect of goodwill is not reversed. Except for goodwill, all impaired non-financial assets are subject to review for possible reversal of impairment at each reporting date. A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognised in prior year. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognised.

(m)	Financial instruments

A	Policy applicable from 1 January 2018

(i)	Recognition and initial measurement

All financial assets and financial liabilities are initially recognised when the Company and its subsidiaries become a party to the contractual provisions of the instrument.

A financial asset (unless it is a receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement of financial assets

(1)	Classification of financial assets

On initial recognition, the Company and its subsidiaries categorise financial assets into three principal classification categories: measured at amortised cost, at fair value through other comprehensive income (FVOCI) and at fair value through profit or loss (FVTPL) based on the business model under which the financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Company and its subsidiaries change its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial assets is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company and its subsidiaries may make an irrevocable election to designate the investment at FVOCI (non-recycling) such that subsequent changes in fair value are recognised in other comprehensive income. Such elections are made on an instrument-by-instrument basis, but may only be made if the investment meets the definition of equity from the issuer’s perspective.

All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

An entity’s business model refers to how an entity manages its financial assets in order to generate cash flows. The entity’s business model determines whether cash flows will result from collecting contractual cash flows, selling financial assets or both. The Company and its subsidiaries determine the business model for managing the financial assets according to the facts and based on the specific business objective determined by the Company and its subsidiaries’ key management personnel.

The Company and its subsidiaries assess the contractual cash flow characteristics of the financial asset whether contractual cash flows are solely payments of principal and interest. Principal is defined as the fair value of the financial asset on initial recognition. Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as a profit margin. The Company and its subsidiaries assess whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.

(2)	Subsequent measurement of financial assets

-	Financial assets at FVTPL
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognised in profit or loss, unless the financial assets are part of a hedging relationship.

-	Financial assets at amortised cost
These assets are subsequently measured at amortised cost using the effective interest method. A gain or loss on a financial asset that is measured at amortised cost and is not part of a hedging relationship shall be recognised in profit or loss when the financial asset is derecognised, through the amortisation process or in order to recognise impairment gains or losses.

-	Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, impairment and foreign exchange gains and losses are recognised in profit or loss. Other net gains and losses are recognised in other comprehensive income. On derecognition, gains and losses accumulated in other comprehensive income are reclassified to profit or loss.

-	Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss. Other net gains and losses are recognised in OCI and are transferred to retained earnings on derecognition.

(iii)	Classification and subsequent measurement of financial liabilities

Financial liabilities are classified as measured at FVTPL, financial guarantee contracts or measured at amortised cost.

-	Financial liabilities at FVTPL
A financial liability is classified as at FVTPL if it is classified as held-for-trading (including derivative financial liability) or it is designated as such on initial recognition.

These liabilities are subsequently measured at fair value and net gains and losses, including any interest expense, are recognised in profit or loss, unless the financial liabilities are part of a hedging relationship.

-	Financial guarantee contracts
Financial guarantees are contracts that require the issuer (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.

After initial recognition at fair value, an issuer of such a contract shall subsequently measure it at the higher of: (i) the amount of the loss allowance determined in accordance with Note 2(m)A(vi) and (ii) the amount initially recognised less, when appropriate, the cumulative amount of income recognised.

-	Financial liabilities at amortised cost
These liabilities are subsequently measured at amortised cost using the effective interest method.

(iv)	Offsetting

Financial assets and financial liabilities are separately presented in the statement of financial position without offsetting. However, financial assets and financial liabilities are offset when, and only when the Company and its subsidiaries:

-	currently have a legally enforceable right to set off the amounts;
-	intend either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

(v)	Derecognition

The Company and its subsidiaries derecognise a financial asset when one of the following conditions is met:

-	the contractual rights to the cash flows from the financial asset expire;

-
the Company and its subsidiaries transfer the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred;

-
the Company and its subsidiaries transfer the rights to receive the contractual cash flows in a transaction in which the the Company and its subsidiaries neither transfer nor retain substantially all of the risks and rewards of ownership and do not retain control of the financial asset.

On derecognition of a financial asset its entirety, the difference between the two amounts below is recognised in profit or loss:

-	the carrying amount of the financial asset transferred (measured at the date of derecognition) and

-	the consideration received, along with the cumulative gain or loss previously recognised in other comprehensive income, for the part derecognised.

The Company and its subsidiaries derecognise a financial liability (or  part of it) when, and only when, its contractual obligation (or part of it) is discharged, cancelled or expired.

(vi)	Credit losses

The Company and its subsidiaries recognise loss allowance for ECL on the following items:
-	financial assets measured at amortised cost;
-	contract assets as defined in IFRS 15 (see Note 2(z));
-	debt investments measured at FVOCI;
-	lease receivables; and
-	financial guarantee contracts issued, which are not measured at FVTPL.

Financial assets measured at fair value, including debt investments or equity investments measured at FVTPL, other equity investments designated at FVOCI (non-recycling) and derivative financial assets, are not subject to the ECL assessment.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Company and its subsidiaries in accordance with the contract and the cash flows that the Company and its subsidiaries expect to receive).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company and its subsidiaries are exposed to credit risk.

In measuring ECLs, the Company and its subsidiaries take into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

ECLs are measured on either of the following bases:
-	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and
-	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for accounts receivable, lease receivables and contract assets are always measursed at an amount equal to lifetime ECLs.  ECLs on these financial assets are estimated using a provision matrix based on the Company and its subsidiaries’ historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Company and its subsidiaries recognise a loss allowance equal to 12-month ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition or the financial instrument is not determined to have low credit risk at the reporting date, in which cases the loss allowance is measured at an amount equal to lifetime ECLs.

Low credit risk

If the financial instrument has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations, the credit risk on a financial instrument is considered low.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Company and its subsidiaries compare the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. The Company and its subsidiaries consider both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:
-	failure to make payments of principal or interest on their contractually due dates;
-	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);
-	an actual or expected significant deterioration in the operating results of the debtor; and
-
existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Company and its subsidiaries.

Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.

The Company and its subsidiaries assume that the credit risk on a financial asset has increased significantly if it is more than 30 days past due, unless the Company and its subsidiaries have reasonable and supportable information that is available without undue cost or effort, that demonstrates that the credit risk has not increased significantly since initial recognition even though the contractual payments are more 30 days past due.

The Company and its subsidiaries consider a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company and its subsidiaries in full, without recourse by the Company and its subsidiaries to actions such as realising security (if any is held).

Credit-impaired financial assets

At each reporting date, the Company and its subsidiaries assess whether  financial assets carried at amortised cost and debt investments at FVOCI are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable events:
-	significant financial difficulties of the debtor;
-	a breach of contract, such as a default or delinquency in interest or principal payments;
-	for economic or contractual reasons relating to the borrower’s financial difficulty, the Company and its subsidiaries having granted to the borrower a concession that would not otherwise consider;
-	it becoming probable that the borrower will enter into bankruptcy or other financial reorganisation;
-	the disappearance of an active market for that financial asset because of financial difficulties of the issuer.

Presentation of allowance for ECL

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognised as an impairment gain or loss in profit or loss.

The Company and its subsidiaires recognises an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for debt investments that are measured at FVOCI (recycling), for which the loss allowance is recognised in other comprehensive income.

Write-off policy

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. A write-off constitutes a derecognition event. This is generally the case when the Company and its subsidiaries determine that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the the Company and its subsidiaries’ procedures for recovery of amounts due.

Subsequent recoveries of an asset that was previously written off are recognised as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(vii)	Cash flow hedge

Cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with all, or a component of, a recognised asset or liability or a highly probable forecast transaction, and could affect profit or loss.

The hedged items of cash flow hedge are the designated items with respect to the risks associated with future cash flow changes, and can be reliably measurable. Hedging instruments are designated financial instruments for cash flow hedge whose cash flows are expected to offset changes in the cash flows of a hedged item.

When designating a hedging relationship and on an ongoing basis, the Company and its subsidiaries shall analyse the sources of hedge ineffectiveness that are expected to affect the hedging relationship during its term. If a hedging relationship ceases to meet the hedging effectiveness requirement relating to the hedge ratio, but the risk management objective for that designated hedging relationship remains the same, the Company and its subsidiaries shall adjust the hedge ratio of the hedging relationship, so that it meets the qualifying criteria again, which is referred as rebalancing.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognised in other comprehensive income and accumulated in the cash flow hedge reserve. Cash flow hedge reserve is adjusted to the lower of the following:
-	the cumulative gain or loss on the hedging instrument from inception of the hedge; and
-	the present value of the cumulative change in the hedged expected future cash flows from inception of the hedge.

The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge shall be recognised in other comprehensive income. Any remaining gain or loss on the hedging instrument is hedge ineffectiveness that shall be recognised in profit or loss.

On rebalancing, the hedge ineffectiveness of the hedging relationship is determined and recognised immediately before adjusting the hedging relationship. Adjusting the hedge ratio allows an entity to respond to changes in the relationship between the hedging instrument and the hedged item that arise from their underlyings or risk variables. The Company and its subsidiaries adjust the hedge ratio by increasing the volume of the hedged items or hedging instruments. Hence, increases in volumes refer to the quantities that are part of the hedging relationship, and decreases in volumes are not part of the hedging relationship.

The amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affect profit or loss.

When the hedged forecast transaction subsequently results in the recognition of a non-financial item, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognised.

If the amount that has been accumulated in the cash flow hedge reserve is a loss and the Company and its subsidiaries expect that all or a portion of that loss will not be recovered in one or more future periods, the Company and its subsidiaries immediately reclassify the amount that is not expected to be recovered into profit or loss.

When the Company and its subsidiaries discontinue hedge accounting for a cash flow hedge, the Company and its subsidiaries account for the amount that has been accumulated in the cash flow hedge reserve as follows:
-	if the hedged future cash flows are still expected to occur, that amount shall remain in the cash flow hedge reserve until the future cash flows occur.
-
if the hedged future cash flows are no longer expected to occur, that amount shall be immediately reclassified from the cash flow hedge reserve to profit or loss. A hedged future cash flow that is no longer highly probable to occur may still be expected to occur.

When the future cash flows occur, the amounts accumulated in the hedging reserve of the effective portion are reclassified to profit or loss or included directly in the initial cost of the non-financial item. If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss.

B	Policy applicable prior to 1 January 2018

Financial assets are classified in the following categories at initial recognition: at fair value through profit or loss, loans and receivables and available-for-sale. The classification depends on the intention and ability of the Company and its subsidiaries to hold the financial assets.

(i)	Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and designated upon initial recognition as at fair value through profit or loss, and contingent consideration of the acquirer in a business combination. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are classified as held for trading unless they are designated as hedges.

Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.

(ii)	Loans and receivables

Loans and receivables refer to the non-derivative financial assets for which there is no quotation in the active market with fixed or determinable amount. They are included in current assets, except for maturities greater than 12 months after the end of reporting period which are classified as non-current assets. Loans and receivables are primarily included in as ‘accounts receivable’, ‘other receivables and assets’ , ‘loans to subsidiaries’ and ‘other non-current assets’ in the statement of financial position.

(iii)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified in any of the other categories. They are included in current assets when management intends to dispose of the available-for-sale financial assets within 12 months of the end of reporting period, otherwise, they are classified as non-current assets.

(iv)	Recognition and measurement

Regular purchases and sales of financial assets are recognised at fair value initially on trade-date – the date on which the Company and its subsidiaries commit to purchase or sell the asset. Transaction costs relating to financial assets at fair value through profit or loss are directly expensed in the profit or loss as incurred. Transaction costs for other financial assets are included in the carrying amount of the asset at initial recognition. Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and all risks and rewards related to the ownership of the financial assets have been transferred to the transferee.

Financial assets at fair value through profit or loss and available-for-sale are subsequently measured at fair value. When an active market exists for a financial instrument, fair value is determined based on quoted prices in the active market. When no active market exists, fair value is determined by using valuation techniques. When applying valuation techniques, the Company and its subsidiaries maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Changes in the fair value of financial assets at fair value through profit or loss are recorded in ‘gain/(loss) on fair value changes of financial assets/liabilities’.

Investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are measured at cost. Loans and receivables are carried at amortized cost using the effective interest method.

Except for impairment loss and translation differences on monetary financial assets, changes in the fair value of available-for-sale financial assets are recognised in other comprehensive income. When these financial assets are derecognised, the accumulated fair value adjustments recognised in equity are included in the statement of comprehensive income as ‘other investment income’. Dividends on available-for-sale financial assets are recorded in ‘other investment income’ when the right of the Company and its subsidiaries to receive payments is established.

(v)	Impairment of financial assets

Except for financial assets at fair value through profit or loss, the Company and its subsidiaries perform assessment on the book value of financial assets at the end of reporting period. Provision for impairment is made when there is objective evidence showing that a financial asset is impaired.

For investments in subsidiaries, associates and joint ventures, the impairment loss is measured by comparing the recoverable amount of the investment with its carrying amount. The impairment loss is reversed if there has been a favourable change in the estimates used to determine the recoverable amount.

In the case of equity investments classified as available for sale, a significant or prolonged decline in the fair value of the investment below its cost is evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss, measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognised in profit or loss, is removed from equity and recognised in profit or loss. Impairment losses recognised in the profit or loss on equity instruments are not reversed through the profit or loss.

When financial assets carried at amortized cost are impaired, the carrying amount of the financial assets is reduced to the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The impaired amount is recognised as assets impairment loss in the current period. If there is objective evidence that the value of the financial assets has recovered as a result of objective changes in circumstances occurring after the impairment loss was originally recognised, the originally recognised impairment loss is reversed through profit or loss. For the impairment test of receivables, please refer to Note 2(n).

(vi)	Derivative financial instruments and hedging activities

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. Gain or loss arising from subsequent change in the fair value of derivative financial instruments is recognised in profit or loss except for the effective portions of gain or loss on the derivative financial instruments designated as cash flow hedges which are recognised directly in other comprehensive income. Cash flow hedge represents a hedge against the exposure to variability in cash flows, which such cash flow is originated from a particular risk associated with highly probable forecast transactions and variable rate borrowings and which could affect the statement of comprehensive income.

The hedged items of cash flow hedge are the designated items with respect to the risks associated with future cash flow change resulting from variability in cash flows of a recognised asset or liability or a highly probable forecast transaction or the foreign currency risk of a committed future transaction. Hedging instruments are designated derivative for cash flow hedge whose cash flows are expected to offset changes in the cash flows of a hedged item.

The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedge item is more than 12 months.

The Company and its subsidiaries document their assessments, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. The Company and its subsidiaries apply ratio analysis method to evaluate the ongoing effectiveness of the cash flow hedge.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognised in other comprehensive income. The gain or loss relating to the ineffective portion is recognised immediately in the statement of comprehensive income within ‘gain/(loss) on fair value changes of financial assets/liabilities’.

Amounts accumulated in equity are reclassified to the profit or loss in the periods when the hedged item affects profit or loss. The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognised in the statement of comprehensive income within ‘interest expense’. The gain or loss relating to the effective portion of exchange forward hedging foreign currency denominated payables is recognised in the statement of comprehensive income within ‘exchange gain/(loss) and bank charges, net’. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the asset. In the case where the Company and its subsidiaries expect all or a portion of net loss previously recognised directly in other comprehensive income will not be recovered in future financial periods, the irrecoverable portion will be reclassified into profit or loss.

When a hedging instrument expires or is sold, terminated or exercised or when a hedge no longer meets the criteria for hedge accounting, the Company and its subsidiaries will discontinue hedge accounting. Any cumulative gain or loss existing in equity at that time remains in equity and is subsequently recognised when the forecast transaction is ultimately recognised in the profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of comprehensive income within ‘gain/(loss) on fair value changes of financial assets/liabilities’.

(n)	Loans and receivables

The Company and its subsidiaries have assessed the business model under which the loans and receivables are managed and its contractual cash flow characteristics, and these financial assets continue with their respective classification and measurements upon the adoption of IFRS 9, please refer to Note 2(m)A(ii). For the impairment test of receivables, please refer to Note 2(m)A(vi).

Policy applicable prior to 1 January 2018

Loans and receivables, which primarily include accounts receivable, other receivables, loan to subsidiaries and other non-current assets, are recognised initially at fair value. Loans and receivables are subsequently measured at amortized cost less provision for doubtful debts using the effective interest method.

The Company and its subsidiaries establish an allowance for impairment that represents its estimate of incurred losses in respect of receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets.

When there is objective evidence that the Company and its subsidiaries will not be able to collect all amounts due according to the original terms of the receivables, impairment test is performed and related provision for doubtful accounts is made based on the shortfall between carrying amounts and respective present value of estimated future cash flows. The carrying amounts of the receivables are reduced through the use of allowance accounts, and the amount of the provision is recognised in the statement of comprehensive income within ‘operating expenses – others’. When a receivable is uncollectible, it is written off against the allowance account for the receivable. Subsequent recoveries of amounts previously written off are credited against ‘operating expenses – others’ in the statement of comprehensive income.

(o)	Inventories

Inventories include fuel for power generation, materials for repairs and maintenance and spare parts, and are stated at lower of cost and net realizable values.

Inventories are initially recorded at cost and are charged to fuel costs or repairs and maintenance, respectively when used, or capitalized to property, plant and equipment when installed, as appropriate, using weighted average cost basis. Cost of inventories includes costs of purchase and transportation costs.

When the forecast transaction that is hedged results in the recognition of the inventory, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the inventory.

Provision for inventory obsolescence is determined by the excess of cost over net realizable value. Net realizable values are determined based on the estimated selling price less estimated conversion costs during power generation, selling expenses and related taxes in the ordinary course of business.

(p)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or jointly control of the same third party; one party is controlled or jointly controlled by a third party and the other party is an associate or a joint venture of the same third party.

(q)	Cash and cash equivalents

Cash and cash equivalents listed in the statement of cash flows represents cash in hand, call deposits held with banks and other financial institutions, and other short-term (3 months or less), highly-liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. Bank overdrafts that are repayable on demand and form an integral part of the cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flow. Cash and cash equivalents are assessed for expected credit losses in accordance with the policy set out in Note 2(m)A(vi).

(r)	Borrowings

Borrowings are recognised initially at fair value less transaction costs and subsequently measured at amortised cost using the effective interest method. Borrowings are classified as current liabilities unless the Company and its subsidiaries have an unconditional right to defer settlement of the liability for at least 12 months after the end of reporting period.

(s)	Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets. The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

The amount of specific borrowing costs capitalized is net of the investment income on any temporary investment of the funds pending expenditure on the asset.

All other borrowing costs are recognised in profit or loss in the period in which they are incurred.

(t)	Share Capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

(u)	Other equity instruments

Perpetual corporate bond and other equity instruments are classified as equity if they are non-redeemable, or redeemable only at the Company’s option, and any interests or dividends are discretionary. Interests or dividends on such instruments classified as equity are recognised as distributions within equity. When these equity instruments are redeemed according to the contractual terms, the redemption price is charged to equity.

(v)	Payables

Payables primarily include accounts payable and other liabilities, and are recognised initially at fair value and subsequently measured at amortized cost using the effective interest method.

(w)	Taxation

(i)	Value-added tax (“VAT”)

The domestic power, heat and goods sales of the Company and its subsidiaries are subject to VAT. VAT payable is determined by applying 17% or 16% (11% or 10% on heat) on the taxable revenue after offsetting deductible input VAT of the period.

The applicable tax rate of VAT in respect of the lease of tangible movable properties, transportation industry and other modern services industry are 17% or 16%, 11% or 10% and 6%, respectively.

According to the relevant regulations of Ministry of Finance of PRC and State Administration of Taxation, the transformation from Business Tax to VAT launched nation-wide from 1 May 2016 and all business tax taxpayers in the construction industry, real estate industry, financial industry, living services were included. The applicable tax rate of VAT in respect of sectors including construction services, lease of immovables, sale of immovables and transfer of land use rights is 11%, and in respect of financial and living services is 6%.

(ii)	Goods and service tax (“GST”)

The power sales of the subsidiaries in Singapore are subject to goods and service tax of the country where they operate. GST payable is determined by applying 7% on the taxable revenue after offsetting deductible GST of the period.

The subsidiaries in Pakistan are subject to goods and service tax of the country where they operate, which is 16% on the taxable revenue.

(iii)	Current and deferred income tax

The income tax expense for the period comprises current and deferred income tax. Income tax expense is recognised in profit or loss, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.

Deferred income tax assets and liabilities are recognised based on the differences between tax bases of assets and liabilities and respective book values (temporary differences). For deductible tax losses or tax credit that can be brought forward in accordance with tax law requirements for deduction of taxable income in subsequent years, it is considered as temporary differences and related deferred income tax assets are recognised. No deferred income tax liability is recognised for temporary difference arising from initial recognition of goodwill. For those temporary differences arising from initial recognition of an asset or liability in a non-business combination transaction that affects neither accounting profit nor taxable profit (or deductible loss) at the time of the transaction, no deferred income tax asset and liability is recognised. The temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Company and its subsidiaries control the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The Company and its subsidiaries recognise deferred income tax assets to the extent that it is probable that taxable profit will be available to offset the deductible temporary difference, deductible tax loss and tax credit.

At the end of reporting period, deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or liability is settled.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilised. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Deferred income tax assets and deferred income tax liabilities are offset when meeting all the conditions below:

(1)	The Company and its subsidiaries have the legal enforceable right to offset current income tax assets and current income tax liabilities;
(2)	Deferred income tax assets and deferred income tax liabilities are related to the income tax levied by the same tax authority of the Company and its subsidiaries.

(x)	Employee benefits

Employee benefits include all expenditures relating to the employees for their services. The Company and its subsidiaries recognise employee benefits as liabilities during the accounting period when employees render services and allocate to related cost of assets and expenses based on different beneficiaries.

In connection with pension obligations, the Company and its subsidiaries operate various defined contribution plans in accordance with the local conditions and practices in the countries and provinces in which they operate. A defined contribution plan is a pension plan under which the Company and its subsidiaries pay fixed contributions into a separate publicly administered pension insurance plan on mandatory and voluntary bases. The Company and its subsidiaries have no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The contributions are recognised as employee benefit when incurred. Prepaid contributions are recognised as assets to the extent that a cash refund or a reduction in the future payment is available.

(y)	Government grants

Government grants are recognised when the Company and its subsidiaries fulfill the conditions attached to them and they are probable to be received. When government grants are received in the form of monetary assets, they are measured at the amount received or receivable. When the grant is in the form of non-monetary assets, it is measured at fair value. When fair value cannot be measured reliably, nominal amount is assigned.

Asset-related government grant is recognised as deferred income and is amortized evenly in profit or loss over the useful lives of related assets.

Income-related government grant that is used to compensate subsequent related expenses or losses of the Company and its subsidiaries are recognised as deferred income and recorded in the profit or loss when related expenses or losses incurred. When the grant is used to compensate expenses or losses that were already incurred, they are directly recognised in current period profit or loss.

(z)	Revenue and other income

Income is increases in economic benefits during the accounting period in the form of inflows or enhancements of assets or decreases of liabilities that result in an increase in equity, other than those relating to contributions from equity participants.

Revenue is recognised when (or as) the Company and its subsidiaries satisfy a performance obligation in the contract by transferring the control over promised good or service to a customer.

When two or more performance obligations identified, the Company and its subsidiaries allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis at contract inception and recognise as revenue the amount of the transaction price that is allocated to that performance obligation.

Transaction price is the amount of consideration to which the Company and its subsidiaries expect to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Revenue is only recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The Company and its subsidiaries recognise a refund liability if the entity receives consideration from a customer and expects to refund some or all of that consideration to the customer. Where the contract contains a significant financing component, The Company and its subsidiaries recognise revenue at an amount that reflects the price that a customer would have paid for the promised goods or services if the customer had paid cash for those goods or services when (or as) they transfer to the customer. The difference between the promised amount of consideration and its present value is amortised using effective interest rate. The Company and its subsidiaries will not adjust the promised amount of consideration for the effects of a significant financing component if the Company and its subsidiaries expect, at contract inception, that the period between when the Company and its subsidiaries transfer a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

A performance obligation is satisfied over time if one of the following criteria is met:
-	When the customer simultaneously receives and consumes the benefits provided by the Company and its subsidiaries’ performance, as the Company and its subsidiaries perform;
-	When the Company and its subsidiaries’ performance creates or enhances an asset that the customer controls as the asset is created or enhanced;
-
When the Company and its subsidiaries’ performance does not create an asset with an alternative use to the entity and the Company and its subsidiaries have an enforceable right to payment for performance completed to date.

For performance obligations satisfied over time, revenue is recognised on the basis of direct measurements of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contract. When the outcome of the contract cannot be reasonably measured, revenue is recognised only to the extent of contract costs incurred that are expected to be recovered.

For performance obligations satisfied at a point in time, revenue is recognised when the customer obtains control of the promised good or service in the contract. The Company and its subsidiaries consider indicators of the transfer of control, which include, but are not limited to, the following:
-	The Company and its subsidiaries have a present right to payment for the asset;
-	The Company and its subsidiaries have transferred physical possession of the asset;
-	The customer has legal title to the asset or the significant risks and rewards of ownership of the asset;
-	The customer has accepted the asset.

A contract asset is the Company and its subsidiaries’ right to consideration in exchange for goods or services that the Company and its subsidiaries have transferred to a customer when that right is conditioned on something other than the passage of time and an impairment of a contract asset is measured using ECL model (Note 2(m)A(vi)). The Company and its subsidiaries present any unconditional rights to consideration separately as a receivable. The Company and its subsidiaries’ obligation to transfer goods or services to a customer for which the Company and its subsidiaries have received consideration (or the amount is due) from the customer is present as a contract liability.

Further details of revenue and income recognition policies are as follow:

(i)	Sales of power

Revenue is recognised upon transmission of electricity to the power grid where the control of the electricity is transferred at the same time.

(ii)	Sales of heat

Revenue is recognised upon transmission of heat to the customers where the control of the heat is transferred at the same time.

(iii)	Service revenue

Service revenue refers to amounts received from service of port loading, conveying, transportation and maintenance. The Company and its subsidiaries recognise revenue when the relevant service is provided.

(iv)	Coal and raw materials sales revenue

Revenue is recognised when the control of the fuel and materials is transferred to the customers.

(v)	Heating pipeline upfront fees

Revenue from upfront fees received from heat customers related to the heating pipeline is recognised during the period in which the heat supply service is provided.

(vi)	Rental income from operating leases

Rental income receivable under operating leases is recognised in profit or loss in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased asset. Lease incentives granted are recognised in profit or loss as an integral part of the aggregate net lease payments receivable. Contingent rentals are recognised as income in the accounting period in which they are earned.

(vii)	Dividend income

Dividend income from unlisted investments is recognised when the shareholder’s right to receive payment is established. Dividend income from listed investments is recognised when the share price of the investment goes ex-dividend.

(ix)	Interest income

Interest income from deposits is recognised on a time proportion basis using effective interest method. Interest income from the finance lease is recognised on a basis that reflects a constant periodic rate of return on the net investment in the finance lease.

(aa)	Contract cost

Contract costs are either the incremental costs of obtaining a contract with a customer or the costs to fulfil a contract with a customer.

Incremental costs of obtaining a contract are those costs that the Company and its subsidiaries incur to obtain a contract with a customer that it would not have incurred if the contract had not been obtained e.g. an incremental sales commission. Incremental costs of obtaining a contract are capitalised when incurred if the costs relate to revenue which will be recognised in a future reporting period and the costs are expected to be recovered. Other costs of obtaining a contract are expensed when incurred.

If the costs incurred in fulfilling a contract with a customer are not within the scope of another Standard such as IAS 2 Inventories, the Company and its subsidiaries recognise an asset from the costs incurred to fulfil a contract only if those costs meet all of the following criteria:
-
the costs relate directly to an existing contract or to a specifically identifiable anticipated contract, including direct labor, direct materials, allocations of costs, costs that are explicitly chargeable to the customer and other costs that are incurred only because the the Company and its subsidiaries entered into the contract;

-	the costs generate or enhance resources that will be used to provide goods or services in the future;
-	the costs are expected to be recovered.

Amortisation of capitalised contract costs is charged to profit or loss when the revenue to which the asset relates is recognised. The accounting policy for revenue recognition is set out in Note 2(z). Contract costs are recognised as an expense when incurred if the amortisation period of the asset that the Company and its subsidiaries otherwise would have recognised is one year or less.

Impairment losses are recognised to the extent that the carrying amount of the contract cost asset exceeds the net of:
(i)	remaining amount of consideration that the Company and its subsidiaries expect to receive in exchange for the goods or services to which the asset relates, less
(ii)	any costs that relate directly to providing those goods or services that have not yet been recognised as expenses.

(ab)	Leases

Leases where all the risks and rewards incidental to ownership of the assets are in substance transferred to the lessees are classified as finance leases. All other leases are operating leases.

(i)	Operating leases

Operating lease expenses are capitalized or expensed on a straight-line basis over the lease term.

The cost of acquiring land held under an operating lease is amortized on a straight-line basis over the period of the lease term.

(ii)	Finance lease

The Company and its subsidiaries recognise the aggregate of the minimum lease receipts and the initial direct costs on the lease inception date as the receivable. The difference between the aggregate of the minimum lease receipts and the initial direct costs and sum of their respective present values is recognised as unrealised finance income. The Company and its subsidiaries adopt the effective interest method to allocate such unrealised finance income over the lease term. At the end of reporting period, the Company and its subsidiaries present the net amount of finance lease receivable after deducting any unrealised finance income in non-current assets and current assets, respectively.

Please refer to Note 2(m)A(vi) for impairment test on finance lease receivables.

Where the Company and its subsidiaries acquire the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are included in fixed assets and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided at rates which write-off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Company and its subsidiaries will obtain ownership of the asset, the life of the asset, as set out in Note 2(g). Impairment losses are accounted for in accordance with the accounting policy as set out in Note 2(l). Finance charges implicit in the lease payments are charged to profit or loss over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.

(ac)	Purchase of electricity

The overseas subsidiary of the Company recognises electricity purchase cost when it purchases the electricity and transmits to its customers.

(ad)	Non-current assets (or disposal group) held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets or deferred tax assets, which continue to be measured in accordance with the Company and its subsidiaries’ other accounting policies. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognised in profit or loss.

Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

(ae)	Dividend distribution

Dividend distribution to the shareholders of the Company and its subsidiaries is recognised as a liability in the period when the dividend is approved in the shareholders’ meeting.

(af)	Contingencies

Contingent liabilities are not recognised in the financial statements. They are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognised in the financial statements but disclosed when an inflow of economic benefit is probable.

(ag)	Standards and amendments to published standards that are not yet effective but relevant to the Company and its subsidiaries

Up to the date of issue of these financial statements, a number of amendments, new standards and interpretations have been issued which are not yet effective for the year ended 31 December 2018 and which have not been adopted in these financial statements. These include the following which may be relevant to the Company and its subsidiaries.

•	IFRS 16, “Leases”, which will be effective for accounting periods beginning on or after 1 January 2019.
•	IFRIC 23, “Uncertainty over income tax treatments”, which will be effective for accounting periods beginning on or after 1 January 2019.
•	Annual improvements to IFRSs 2015-2017 Cycle, which will be effective for accounting periods beginning on or after 1 January 2019.
•	Amendments to IFRS 28, “Long-term interests in associates and joint ventures”, which will be effective for accounting periods beginning on or after 1 January 2019.

The Company and its subsidiaries are in the process of making an assessment of what the impact of these amendments, new standards and interpretations is expected to be in the period of initial application. So far the Company and its subsidiaries have identified some aspects of IFRS 16 which may have a significant impact on the consolidated financial statements. Further details of the expected impacts are discussed below. While the assessment has been substantially completed for IFRS 16, the actual impact upon the initial adoption of this standard may differ as the assessment completed to date is based on the information currently available to the Company and its subsidiaries, and further impacts may be identified before the standard is initially applied in the Company and its subsidiaries’ interim financial report for the six months ended 30 June 2019. The Company and its subsidiaries may also change its accounting policy elections, including the transition options, until the standard is initially applied in that financial report.

IFRS 16, Lease

As disclosed in Note 2(ab), currently the Company and its subsidiaries classify leases into finance leases and operating leases and account for the lease arrangements differently, depending on the classification of the lease. The Company and its subsidiaries enter into some leases as the lessor and others as the lessee.

IFRS 16 is not expected to impact significantly on the way that lessors account for their rights and obligations under a lease. However, once IFRS 16 is adopted, lessees will no longer distinguish between finance leases and operating leases. Instead, subject to practical expedients, lessees will account for all leases in a similar way to current finance lease accounting, i.e. at the commencement date of the lease the lessee will recognise and measure a lease liability at the present value of the minimum future lease payments and will recognise a corresponding “right-of-use” asset. After initial recognition of this asset and liability, the lessee will recognise interest expense accrued on the outstanding balance of the lease liability, and the depreciation of the right-of-use asset, instead of the current policy of recognising rental expenses incurred under operating leases on a systematic basis over the lease term. As a practical expedient, the lessee can elect not to apply this accounting model to short-term leases (i.e. where the lease term is 12 months or less) and to leases of low-value assets, in which case the rental expenses would continue to be recognised on a systematic basis over the lease term.

IFRS 16 will primarily affect the Company and its subsidiaries’ accounting as a lessee of leases for properties, plant and equipment which are currently classified as operating leases. The application of the new accounting model is expected to lead to an increase in both assets and liabilities and to impact on the timing of the expense recognition in the statement of comprehensive income over the period of the lease.

IFRS 16 is effective for annual periods beginning on or after 1 January 2019. As allowed by IFRS 16, the Company and its subsidiaries plan to use the practical expedient to grandfather the previous assessment of which existing arrangements are, or contain, leases. The Company and its subsidiaries will therefore apply the new definition of a lease in IFRS 16 only to contracts that are entered into on or after the date of initial application. In addition, the Company and its subsidiaries plan to elect the practical expedient for not applying the new accounting model to short-term leases and leases of low-value assets.

The Company and its subsidiaries plan to elect to use the modified retrospective approach for the adoption of IFRS 16 and will recognise the cumulative effect of initial application as an adjustment to the opening balance of equity at 1 January 2019 and will not restate the comparative information. As disclosed in Note 40(b), at 31 December 2018 the Company and its subsidiaries’ future minimum lease payments under non-cancellable operating leases amount to RMB1,647 million for property, plant and equipment and land use rights, the majority of which is payable either between 1 and 5 years after the reporting date or in more than 5 years. Upon the initial adoption of IFRS 16, the opening balances of lease liabilities and the corresponding right-of-use assets will be adjusted accordingly, after taking into account the effects of discounting, as at 1 January 2019. The Company and its subsidiaries are still in the process to determine the amounts of new assets and liabilities arising from operating lease commitments on adoption of IFRS 16.

There are no other amendments and new standards that are not yet effective that would be expected to have a material impact on the Company and its subsidiaries’ consolidated financial statements.